UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AMFQX)
(CLASS I: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AGFQX)
(CLASS I: AGFZX)

361 GLOBAL LONG/SHORT EQUITY FUND
(INVESTOR CLASS: AGAQX)
(CLASS I: AGAZX)
(CLASS Y: AGAWX)

361 DOMESTIC LONG/SHORT EQUITY FUND
(INVESTOR CLASS: ADMQX)
(CLASS I: ADMZX)
(CLASS Y: ADMWX)

361 U.S. SMALL CAP EQUITY FUND
(INVESTOR CLASS: ASFQX)
(CLASS I: ASFZX)
(CLASS Y: ASFWX)

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

361 Capital

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	27
Statements of Operations	31
Statements of Changes in Net Assets	35
Statement of Cash Flows	43
Financial Highlights	45
Notes to Financial Statements	61
Supplemental Information	76
Expense Examples	83

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets. The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability. Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361capital.com

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 22.9%
$287,483	ARI Fleet Lease Trust Series 2017-A, Class A2, 1.910%, 4/15/2026[1,2]	$287,403
1,000,000	Canadian Pacer Auto Receivables Trust Series 2020-1A, Class A2B, 0.918% (1-Month USD Libor+20 basis points), 11/21/2022[1,2,3]	991,750
482,098	Capital One Prime Auto Receivables Trust Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	484,565
920,856	Chesapeake Funding II LLC Series 2017-2A, Class A2, 1.264% (1-Month USD Libor+45 basis points), 5/15/2029[1,2,3]	915,151
893,382	MMAF Equipment Finance LLC Series 2019-A, Class A2, 2.840%, 1/10/2022[1,2]	896,225
378,594	Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.820%, 1/18/2022[2]	380,591
	PFS Financing Corp.
2,000,000	Series 2019-B, Class B, 1.614% (1-Month USD Libor+80 basis points), 9/15/2023[1,2,3]	2,009,834
2,000,000	Series 2019-A, Class A1, 1.364% (1-Month USD Libor+55 basis points), 4/15/2024[1,2,3]	1,921,146
317,914	SLM Student Loan Trust Series 2011-2, Class A1, 1.087% (1-Month USD Libor+60 basis points), 11/25/2027[2,3]	316,126
476,819	SMB Private Education Loan Trust Series 2019-A, Class A1, 1.164% (1-Month USD Libor+35 basis points), 2/16/2026[1,2,3]	475,790
801,917	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	801,119
1,131,320	SoFi Consumer Loan Program Trust Series 2019-3, Class A, 2.900%, 5/25/2028[1,2]	1,129,838
	Sofi Professional Loan Program LLC
289,080	Series 2016-E, Class A1, 1.337% (1-Month USD Libor+85 basis points), 7/25/2039[1,2,3]	284,751
490,503	Series 2017-C, Class A1, 1.087% (1-Month USD Libor+60 basis points), 7/25/2040[1,2,3]	477,127
376,913	Series 2018-A, Class A1, 0.837% (1-Month USD Libor+35 basis points), 2/25/2042[1,2,3]	370,487
2,000,000	Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A, 1.314% (1-Month USD Libor+50 basis points), 11/15/2022[1,2,3]	1,951,820
290,021	World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.800%, 1/18/2022[2]	290,604
	TOTAL ASSET-BACKED SECURITIES
	(Cost $14,143,997)	13,984,327

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 9.4%
	COMMUNICATIONS — 1.6%
$1,000,000	Verizon Communications, Inc. 2.233% (3-Month USD Libor+55 basis points), 5/22/2020[3]	$1,000,744

	ENERGY — 3.0%
590,000	MPLX LP 1.899% (3-Month USD Libor+90 basis points), 9/9/2021[2,3]	555,207
1,595,000	Occidental Petroleum Corp. 3.142% (3-Month USD Libor+145 basis points), 8/15/2022[2,3]	1,245,121
		1,800,328
	INDUSTRIAL — 0.9%
585,000	Otis Worldwide Corp. 2.088% (3-Month USD Libor+45 basis points), 4/5/2023[1,2,3]	569,595

	UTILITIES — 3.9%
2,410,000	Sempra Energy 1.719% (3-Month USD Libor+50 basis points), 1/15/2021[2,3]	2,385,661
	TOTAL CORPORATE BONDS
	(Cost $6,180,017)	5,756,328

Number of Shares
	SHORT-TERM INVESTMENTS — 59.6%
8,276,020	Federated Treasury Obligations Fund – Institutional Class, 0.150%[4]	8,276,020
28,181,595	Federated U.S. Treasury Cash Reserves – Institutional Class, 0.160%[4]	28,181,595
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,457,615)	36,457,615

	TOTAL INVESTMENTS — 91.9%
	(Cost $56,781,629)	56,198,270

	Other Assets in Excess of Liabilities — 8.1%	4,957,663
	TOTAL NET ASSETS — 100.0%	$61,155,933

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,082,036, which represents 21.39% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
(49)	E-Mini Dow	June 2020	$(5,731,671)	$(5,936,350)	$(204,679)
(91)	E-Mini Nasdaq 100	June 2020	(16,311,846)	(16,359,070)	(47,224)
(19)	E-Mini S&P MidCap 400	June 2020	(2,893,989)	(3,118,470)	(224,481)

TOTAL FUTURES CONTRACTS			$(24,937,506)	$(25,413,890)	$(476,384)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	22.9%
Corporate Bonds
Utilities	3.9%
Energy	3.0%
Communications	1.6%
Industrial	0.9%
Total Corporate Bonds	9.4%
Short-Term Investments	59.6%
Total Investments	91.9%
Other Assets in Excess of Liabilities	8.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 66.0%
	United States Treasury Bill
$12,635,200	1.58%, 5/7/2020	$12,635,112
6,005,000	0.16%, 7/9/2020	6,004,081
	Total U.S. Treasury Bills
	(Cost $18,635,128)	18,639,193
	SHORT-TERM INVESTMENTS — 29.3%
8,266,282	UMB Money Market Fiduciary, 0.36%[1]	8,266,282
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,266,282)	8,266,282

	TOTAL INVESTMENTS — 95.3%
	(Cost $26,901,410)	26,905,475

	Other Assets in Excess of Liabilities — 4.7%	1,313,965
	TOTAL NET ASSETS — 100.0%	$28,219,440

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
(34)	E-mini Dow Index	June 2020	$(3,976,991)	$(4,119,100)	$(142,109)
(20)	Hang Seng Index	May 2020	(3,173,754)	(3,192,519)	(18,765)
(82)	Korea Composite Indicative Index	June 2020	(4,311,084)	(4,342,443)	(31,359)
(47)	E-mini NASDAQ 100 Index	June 2020	(8,424,666)	(8,449,190)	(24,524)
(11)	Nikkei 225 Index	June 2020	(2,082,811)	(2,050,040)	32,771
(29)	Taiwan Stock Exchange Capitalization Weighted Stock Index	May 2020	(2,108,921)	(2,135,174)	(26,253)

TOTAL FUTURES CONTRACTS			$(24,078,227)	$(24,288,466)	$(210,239)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	29.3%
U.S. Treasury Bills	66.0%
Total Investments	95.3%
Other Assets in Excess of Liabilities	4.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 97.4%
	BASIC MATERIALS — 1.4%
1,474	Linde PLC[1,2]	$271,201
3,355	Steel Dynamics, Inc.[1]	81,426
		352,627
	COMMUNICATIONS — 8.4%
333	Amazon.com, Inc.*[1]	823,842
1,128	Arista Networks, Inc.*[1]	247,370
125	Facebook, Inc. - Class A*[1]	25,589
5,315	John Wiley & Sons, Inc. - Class A1	199,578
1,411	Ubiquiti, Inc.[1]	228,624
1,237	VeriSign, Inc.*[1]	259,139
1,067	Wayfair, Inc.*[1]	132,351
2,562	Zscaler, Inc.*[1]	171,859
		2,088,352
	CONSUMER, CYCLICAL — 15.2%
1,334	Costco Wholesale Corp.[1]	404,202
3,778	Dolby Laboratories, Inc. - Class A1	226,793
662	Domino's Pizza, Inc.[1]	239,598
5,903	Fastenal Co.[1]	213,807
2,112	Hasbro, Inc.[1]	152,507
7,652	Hilton Grand Vacations, Inc.*[1]	157,631
831	Lululemon Athletica, Inc.*[1]	185,712
431	Madison Square Garden Sports C*[1]	73,839
3,287	NIKE, Inc. - Class B1	286,561
51	NVR, Inc.*[1]	158,100
2,530	Ollie's Bargain Outlet Holdings, Inc.*[1]	171,812
3,093	Planet Fitness, Inc. - Class A*[1]	186,601
1,141	Pool Corp.[1]	241,504
2,451	Ross Stores, Inc.[1]	223,923
5,433	TJX Cos., Inc.[1]	266,489
3,259	Toro Co.[1]	207,957
1,969	WABCO Holdings, Inc.*[1]	264,594
5,908	Wendy's Co.[1]	117,333
		3,778,963
	CONSUMER, NON-CYCLICAL — 30.1%
5,975	Acadia Healthcare Co., Inc.*[1]	143,460
2,018	Avery Dennison Corp.[1]	222,767
671	Bio-Rad Laboratories, Inc. - Class A*[1]	295,307
580	Chemed Corp.[1]	241,611
3,228	Church & Dwight Co., Inc.[1]	225,928
577	Clorox Co.[1]	107,576
369	CoStar Group, Inc.*[1]	239,208

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,468	Hain Celestial Group, Inc.*[1]	$167,133
2,338	Hershey Co.[1]	309,621
5,222	Hormel Foods Corp.[1]	244,651
1,698	Incyte Corp.*[1]	165,827
3,451	Johnson & Johnson[1]	517,788
488	MarketAxess Holdings, Inc.[1]	222,045
1,111	Masimo Corp.*[1]	237,654
1,910	McCormick & Co., Inc.[1]	299,564
4,917	Merck & Co., Inc.[1]	390,115
6,783	Mondelez International, Inc. - Class A1	348,917
5,124	Monster Beverage Corp.*[1]	316,714
3,563	PepsiCo, Inc.[1]	471,349
3,688	Pfizer, Inc.[1]	141,472
4,032	Procter & Gamble Co.[1]	475,252
7,364	QIAGEN N.V.*[1,2]	307,005
1,563	ResMed, Inc.[1]	242,765
5,841	Rollins, Inc.[1]	233,640
57	Seaboard Corp.	171,633
1,449	Vertex Pharmaceuticals, Inc.*[1]	363,989
2,032	West Pharmaceutical Services, Inc.[1]	384,576
		7,487,567
	ENERGY — 0.8%
8,767	Cabot Oil & Gas Corp.[1]	189,543

	FINANCIAL — 8.5%
459	Assured Guaranty Ltd.[1,2]	13,646
1,307	Bank of America Corp.[1]	31,433
465	BlackRock, Inc.[1]	233,449
2,471	Cincinnati Financial Corp.[1]	162,592
1,246	Erie Indemnity Co. - Class A1	221,863
383	Highwoods Properties, Inc. - REIT[1]	14,864
1,056	Mastercard, Inc. - Class A	290,368
5,389	Mercury General Corp.[1]	220,733
16,900	MGIC Investment Corp.[1]	123,539
236	Primerica, Inc.[1]	24,523
3,700	SEI Investments Co.[1]	188,552
11,035	Starwood Property Trust, Inc. - REIT[1]	142,793
5,192	Voya Financial, Inc.[1]	234,523
222	White Mountains Insurance Group Ltd.[1,2]	216,006
		2,118,884
	INDUSTRIAL — 7.7%
2,420	Allegion PLC[1,2]	243,307

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,205	AptarGroup, Inc.[1]	$236,111
2,586	Garmin Ltd.[1,2]	209,880
9,460	Gentex Corp.[1]	229,310
566	Huntington Ingalls Industries, Inc.[1]	108,338
4,502	National Instruments Corp.[1]	172,967
1,234	Nordson Corp.[1]	198,563
3,406	Sonoco Products Co.[1]	166,349
1,235	Universal Display Corp.[1]	185,398
928	Waters Corp.*[1]	173,536
		1,923,759
	TECHNOLOGY — 19.7%
3,708	Activision Blizzard, Inc.[1]	236,311
1,747	Apple, Inc.[1]	513,269
281	Black Knight, Inc.*[1]	19,830
2,617	Cadence Design Systems, Inc.*[1]	212,317
1,838	Citrix Systems, Inc.[1]	266,528
2,245	Electronic Arts, Inc.*[1]	256,514
893	EPAM Systems, Inc.*[1]	197,255
2,240	Fortinet, Inc.*[1]	241,338
1,205	Intuit, Inc.[1]	325,121
1,459	Jack Henry & Associates, Inc.[1]	238,619
1,716	Manhattan Associates, Inc.*[1]	121,733
3,747	Maxim Integrated Products, Inc.[1]	206,010
3,636	Microsoft Corp.[1]	651,607
1,212	Monolithic Power Systems, Inc.[1]	242,291
1,190	NVIDIA Corp.[1]	347,813
3,427	Paychex, Inc.[1]	234,818
2,117	Take-Two Interactive Software, Inc.*[1]	256,263
7,330	Teradata Corp.*[1]	180,245
810	Veeva Systems, Inc. - Class A*[1]	154,548
		4,902,430
	UTILITIES — 5.6%
2,405	Evergy, Inc.	140,524
4,006	Hawaiian Electric Industries, Inc.[1]	158,117
4,456	IDACORP, Inc.[1]	408,971
8,604	MDU Resources Group, Inc.[1]	193,246
1,481	NextEra Energy, Inc.[1]	342,289
4,273	OGE Energy Corp.[1]	134,685
		1,377,832
	TOTAL COMMON STOCKS
	(Cost $22,541,735)	24,219,957

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 29.7%
$7,389,232	UMB Money Market Fiduciary, 0.36%[3]	$7,389,232
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,389,232)	7,389,232

	TOTAL INVESTMENTS — 127.1%
	(Cost $29,930,967)	31,609,189

	Liabilities in Excess of Other Assets — (27.1)%	(6,733,791)
	TOTAL NET ASSETS — 100.0%	$24,875,398

Number
of Shares
	SECURITIES SOLD SHORT — (30.6)%
	COMMON STOCKS — (30.6)%
	BASIC MATERIALS — (1.8)%
(17,502)	Alcoa Corp.*	(142,641)
(16,168)	Chemours Co.	(189,651)
(10,425)	Mosaic Co.	(119,992)
		(452,284)
	COMMUNICATIONS — (1.3)%
(13,541)	CommScope Holding Co., Inc.*	(149,087)
(1,384)	Roku, Inc.*	(167,782)
		(316,869)
	CONSUMER, CYCLICAL — (2.7)%
(2,596)	BorgWarner, Inc.	(74,168)
(15,826)	Mattel, Inc.*	(138,003)
(9,148)	Nordstrom, Inc.	(171,799)
(13,333)	Norwegian Cruise Line Holdings Ltd.*[2]	(218,661)
(1,467)	Tempur Sealy International, Inc.*	(78,851)
		(681,482)
	CONSUMER, NON-CYCLICAL — (5.0)%
(735)	Bluebird Bio, Inc.*	(39,602)
(2,634)	Exact Sciences Corp.*	(208,033)
(10,995)	MEDNAX, Inc.*	(159,647)
(9,388)	Pilgrim's Pride Corp.*	(206,536)
(1,755)	Sarepta Therapeutics, Inc.*	(206,879)
(2,896)	Square, Inc. - Class A*	(188,646)
(1,749)	United Rentals, Inc.*	(224,747)
		(1,234,090)
	ENERGY — (2.5)%
(3,323)	Cheniere Energy, Inc.*	(155,151)
(6,141)	First Solar, Inc.*	(270,265)
(5,622)	Occidental Petroleum Corp.	(93,325)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(12,004)	TechnipFMC PLC[2]	$(106,956)
		(625,697)
	FINANCIAL — (3.9)%
(9,602)	Brighthouse Financial, Inc.*	(246,867)
(2,862)	CyrusOne, Inc. - REIT	(200,769)
(3,862)	Invesco Ltd.[2]	(33,291)
(14,603)	Macerich Co. - REIT	(109,084)
(14,016)	Santander Consumer USA Holdings, Inc.	(218,510)
(20,292)	SLM Corp.	(169,235)
		(977,756)
	INDUSTRIAL — (4.8)%
(9,547)	Colfax Corp.*	(246,217)
(3,694)	Crown Holdings, Inc.*	(237,931)
(4,322)	Middleby Corp.*	(240,433)
(709)	TransDigm Group, Inc.	(257,424)
(10,488)	Trinity Industries, Inc.	(202,313)
		(1,184,318)
	TECHNOLOGY — (8.6)%
(635)	Broadcom, Inc.	(172,479)
(6,482)	Cree, Inc.*	(279,569)
(9,861)	DXC Technology Co.	(178,780)
(10,399)	Nutanix, Inc. - Class A*	(213,075)
(16,507)	ON Semiconductor Corp.*	(264,855)
(17,472)	Pure Storage, Inc.*	(251,597)
(1,864)	Splunk, Inc.*	(261,631)
(4,522)	SS&C Technologies Holdings, Inc.	(249,433)
(2,380)	Twilio, Inc. - Class A*	(267,274)
		(2,138,693)
	TOTAL COMMON STOCKS
	(Proceeds $6,738,756)	(7,611,189)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,738,756)	$(7,611,189)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	30.1%
Technology	19.7%
Consumer, Cyclical	15.2%
Financial	8.5%
Communications	8.4%
Industrial	7.7%
Utilities	5.6%
Basic Materials	1.4%
Energy	0.8%
Total Common Stocks	97.4%
Short-Term Investments	29.7%
Total Investments	127.1%
Liabilities in Excess of Other Assets	(27.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 105.9%
	BASIC MATERIALS — 2.1%
754,012	Fortescue Metals Group Ltd.	$5,762,202
39,842	Fuchs Petrolub S.E.	1,544,953
175,600	Kirkland Lake Gold Ltd.	7,258,638
		14,565,793
	COMMUNICATIONS — 14.1%
9,152	Alphabet, Inc. - Class A*[1]	12,324,999
755	Alphabet, Inc. - Class C*[1]	1,018,238
6,576	Amazon.com, Inc.*[1]	16,269,024
55,814	CDW Corp.[1]	6,184,191
74,372	Facebook, Inc. - Class A*[1]	15,224,692
156,062	Fox Corp. - Class B1	3,988,945
284,900	Kakaku.com, Inc.	5,813,484
327,300	KDDI Corp.	9,480,014
76,171	Match Group, Inc.*[1]	5,862,120
1,086,261	Softbank Corp.	14,792,678
39,284	VeriSign, Inc.*[1]	8,229,605
18,231	ViacomCBS, Inc.[1]	314,667
		99,502,657
	CONSUMER, CYCLICAL — 15.4%
1,038,652	Barratt Developments PLC	6,770,991
11,133	Bayerische Motoren Werke A.G.	522,227
76,979	Copart, Inc.*[1]	6,166,788
34,666	Costco Wholesale Corp.[1]	10,503,798
53,295	Dollar General Corp.[1]	9,342,614
21,803	Domino's Pizza, Inc.[1]	7,891,160
114,720	DR Horton, Inc.[1]	5,417,078
24,133	Lululemon Athletica, Inc.*[1]	5,393,243
15,600	Nintendo Co., Ltd.	6,441,619
1,433	NVR, Inc.*[1]	4,442,300
237,331	Persimmon PLC	6,575,264
146,210	PulteGroup, Inc.[1]	4,133,357
17,799	Puma S.E.	1,118,095
254,600	Sundrug Co., Ltd.	8,717,115
40,047	Target Corp.[1]	4,394,758
3,865,571	Taylor Wimpey PLC	7,138,648
53,811	Walmart, Inc.[1]	6,540,727
98,900	Welcia Holdings Co., Ltd.	7,179,978
		108,689,760
	CONSUMER, NON-CYCLICAL — 22.7%
647,466	a2 Milk Co., Ltd.*	7,706,200
22,069	Bio-Rad Laboratories, Inc. - Class A*[1]	9,712,567

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
114,954	Booz Allen Hamilton Holding Corp. - Class A1	$8,442,222
39,595	Carl Zeiss Meditec A.G.	3,904,523
38,909	Clorox Co.[1]	7,254,194
1,106,559	Coles Group Ltd.	11,096,163
114,930	Colgate-Palmolive Co.[1]	8,076,131
72,169	Coloplast A/S - Class B	11,382,695
266,600	Empire Co., Ltd. - Class A	5,885,501
39,178	Fisher & Paykel Healthcare Corp. Ltd.	654,547
59,090	Henkel A.G. & Co. KGaA	5,246,590
126,315	Henry Schein, Inc.*[1]	6,891,746
26,693	IDEXX Laboratories, Inc.*[1]	7,409,977
91,598	Incyte Corp.*[1]	8,945,461
79,267	Intertek Group PLC	4,730,393
66,716	Kimberly-Clark Corp.[1]	9,238,832
15,146	MarketAxess Holdings, Inc.[1]	6,891,581
71,145	Randstad N.V.	2,863,382
14,314	Sartorius Stedim Biotech	3,432,240
74,100	Suzuken Co., Ltd.	2,855,698
60,389	Sysco Corp.[1]	3,398,089
453,400	Toppan Printing Co., Ltd.	6,735,311
18,276	Vertex Pharmaceuticals, Inc.*[1]	4,590,931
67,510	West Pharmaceutical Services, Inc.[1]	12,776,943
		160,121,917
	ENERGY — 1.7%
291,800	AltaGas Ltd.	3,488,184
10,728	Koninklijke Vopak N.V.	618,638
133,911	ONEOK, Inc.[1]	4,007,956
169,600	Parkland Fuel Corp.	4,012,161
		12,126,939
	FINANCIAL — 7.0%
213,193	Ageas	7,684,644
57,844	Berkshire Hathaway, Inc. - Class B*[1]	10,837,652
70,609	Cboe Global Markets, Inc.[1]	7,017,122
278,477	CNP Assurances*	2,873,089
10,800	Fairfax Financial Holdings Ltd.	2,928,259
198,600	H&R Real Estate Investment Trust - REIT	1,406,750
2,133,885	Melrose Industries PLC	2,667,088
104,600	Onex Corp.	4,821,218
1,314,300	Singapore Exchange Ltd.	8,962,068
		49,197,890

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 5.3%
70,788	Allegion PLC[1,2]	$7,117,026
44,097	Carrier Global Corp.*[1]	780,958
232,000	CK Infrastructure Holdings Ltd.	1,378,084
91,575	Garmin Ltd.[1,2]	7,432,227
14,417	Geberit A.G.	6,446,993
42,200	Hitachi High-Tech Corp.	3,142,736
36,305	Lennox International, Inc.[1]	6,777,417
19,070	Schindler Holding A.G.	4,243,916
		37,319,357
	TECHNOLOGY — 27.9%
53,713	Accenture PLC - Class A1,2	9,947,110
26,154	Adobe, Inc.*[1]	9,249,100
109,100	Advantest Corp.	5,293,690
85,221	Apple, Inc.[1]	25,037,930
53,890	Broadridge Financial Solutions, Inc.[1]	6,251,240
134,700	CGI, Inc.*	8,590,028
73,534	Check Point Software Technologies Ltd.*[1,2]	7,775,485
11,600	Constellation Software, Inc.	11,154,417
62,812	Fortinet, Inc.*[1]	6,767,365
37,398	Intuit, Inc.[1]	10,090,354
26,346	Lam Research Corp.[1]	6,725,607
51,127	Leidos Holdings, Inc.[1]	5,051,859
159,499	Microsoft Corp.[1]	28,583,816
293,500	Nomura Research Institute Ltd.	7,185,181
183,986	Otsuka Corp.	8,330,463
20,944	Paycom Software, Inc.*[1]	5,466,803
138,512	Seagate Technology PLC[1,2]	6,918,674
293,071	STMicroelectronics NV	7,547,293
23,497	Take-Two Interactive Software, Inc.*[1]	2,844,312
120,809	Teradyne, Inc.[1]	7,555,395
33,300	Tokyo Electron Ltd.	7,092,268
200,987	Xerox Holdings Corp.[1]	3,676,052
		197,134,442
	UTILITIES — 9.7%
692,863	AGL Energy Ltd.	7,604,020
218,500	Algonquin Power & Utilities Corp.	3,029,490
114,753	Alliant Energy Corp.[1]	5,571,258
971,500	CLP Holdings Ltd.	10,399,054
4,500	Electric Power Development Co., Ltd.	90,064
331,404	Electricite de France S.A.	2,638,375
148,917	Engie S.A.	1,615,745

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
6,384	Fortum Oyj	$105,788
356,000	Hydro One Ltd.[3]	6,455,058
197,274	NRG Energy, Inc.[1]	6,614,597
164,839	OGE Energy Corp.[1]	5,195,725
249,500	Power Assets Holdings Ltd.	1,671,719
410,048	Red Electrica Corp. S.A.	7,217,878
121,948	Southern Co.[1]	6,918,110
138,648	Uniper S.E.	3,730,110
		68,856,991
	TOTAL COMMON STOCKS
	(Cost $714,825,838)	747,515,746

Principal Amount
	SHORT-TERM INVESTMENTS — 7.0%
$49,130,989	UMB Money Market Fiduciary, 0.36%[4]	49,130,989
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $49,130,989)	49,130,989

	TOTAL INVESTMENTS — 112.9%
	(Cost $763,956,827)	796,646,735

	Liabilities in Excess of Other Assets — (12.9)%	(91,067,801)
	TOTAL NET ASSETS — 100.0%	$705,578,934

Number of Shares
	SECURITIES SOLD SHORT — (34.7)%
	COMMON STOCKS — (34.7)%
	BASIC MATERIALS — (9.9)%
(138)	Agnico Eagle Mines Ltd.	(8,063)
(483,162)	ArcelorMittal S.A.	(5,277,876)
(959,500)	First Quantum Minerals Ltd.	(5,859,016)
(606,281)	Freeport-McMoRan, Inc.	(5,353,461)
(771,885)	Glencore PLC	(1,445,972)
(523,200)	Hitachi Metals Ltd.	(5,041,415)
(1,150,200)	JFE Holdings, Inc.	(7,632,773)
(420,400)	Methanex Corp.	(6,683,514)
(355,726)	Mosaic Co.	(4,094,406)
(933,100)	Nippon Steel Corp.	(7,850,758)
(2,791,858)	Norsk Hydro A.S.A.	(7,082,503)
(556,100)	Teck Resources, Ltd. - Class B	(4,901,830)
(321,300)	West Fraser Timber Co., Ltd.	(8,941,927)
		(70,173,514)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS — (6.5)%
(952,127)	Altice N.V. - Class A*	$(3,798,804)
(472,300)	Dentsu Group, Inc.	(9,863,446)
(728,185)	Nokia Oyj	(2,625,137)
(373,236)	Pinterest, Inc. - Class A*	(7,711,056)
(54,629)	Roku, Inc. - Class A*	(6,622,674)
(13,600)	Shopify, Inc.*	(8,624,862)
(48,732)	Wix.com Ltd.*2	(6,374,633)
		(45,620,612)
	CONSUMER, CYCLICAL — (2.9)%
(220,767)	American Airlines Group, Inc.	(2,651,412)
(77,969)	Continental A.G.	(6,515,448)
(7,192)	Tesla, Inc.*	(5,623,281)
(64,454)	Wynn Resorts Ltd.	(5,512,751)
		(20,302,892)
	CONSUMER, NON-CYCLICAL — (3.8)%
(94,435)	Exact Sciences Corp.*	(7,458,476)
(34,720)	Ipsen S.A.	(2,585,447)
(62,032)	Sarepta Therapeutics, Inc.*	(7,312,332)
(1,043,686)	Transurban Group	(9,304,013)
		(26,660,268)
	ENERGY — (3.5)%
(222,513)	Apache Corp.	(2,910,470)
(421,122)	Devon Energy Corp.	(5,251,391)
(475,084)	Halliburton Co.	(4,988,382)
(194,145)	Helmerich & Payne, Inc.	(3,838,247)
(855,900)	Husky Energy, Inc.	(2,748,472)
(139,822)	National Oilwell Varco, Inc.	(1,767,350)
(191,583)	Occidental Petroleum Corp.	(3,180,278)
		(24,684,590)
	FINANCIAL — (0.7)%
(500,465)	Deutsche Bank A.G.	(3,706,677)
(152,677)	Svenska Handelsbanken A.B. - A Shares*	(1,393,535)
		(5,100,212)
	INDUSTRIAL — (3.4)%
(31,009)	Boeing Co.	(4,372,889)
(1,719,671)	Rolls-Royce Holdings PLC	(7,117,359)
(222,500)	THK Co., Ltd.	(5,318,824)
(25,843)	Weir Group PLC	(308,827)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(399,600)	Yamato Holdings Co., Ltd.	$(6,974,485)
		(24,092,384)
	TECHNOLOGY — (4.0)%
(738,500)	BlackBerry Ltd.*	(3,151,358)
(44,129)	MongoDB, Inc. - Class A*	(7,154,635)
(58,765)	Splunk, Inc.*	(8,248,255)
(86,459)	Twilio, Inc. - Class A*	(9,709,345)
		(28,263,593)
	TOTAL COMMON STOCKS
	(Proceeds $257,992,668)	(244,898,065)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $257,992,668)	$(244,898,065)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,455,058, which represents 0.91% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	56.7%
Japan	13.2%
Canada	9.1%
United Kingdom	3.9%
Switzerland	3.6%
Australia	3.5%
Ireland	2.4%
Germany	2.3%
Hong Kong	1.9%
Denmark	1.6%
France	1.5%
Singapore	1.3%
New Zealand	1.2%
Israel	1.1%
Belgium	1.1%
Spain	1.0%
Netherlands	0.5%
Finland	0.0%
Total Common Stocks	105.9%
Short-Term Investments	7.0%
Total Investments	112.9%
Liabilities in Excess of Other Assets	(12.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	BASIC MATERIALS — 1.9%
4,294	Clearwater Paper Corp.*	$102,798
7,813	Commercial Metals Co.	124,539
3,898	PolyOne Corp.	90,785
		318,122
	COMMUNICATIONS — 2.3%
3,575	EverQuote, Inc. - Class A*	139,318
5,336	Iridium Communications, Inc.*	120,086
9,234	Viavi Solutions, Inc.*	111,547
		370,951
	CONSUMER, CYCLICAL — 9.1%
6,803	Bloomin' Brands, Inc.	81,976
4,598	BMC Stock Holdings, Inc.*	97,708
3,290	Core-Mark Holding Co., Inc.	94,555
864	Deckers Outdoor Corp.*	128,529
1,610	Fox Factory Holding Corp.*	82,126
5,960	GMS, Inc.*	109,545
1,316	Group 1 Automotive, Inc.	74,472
2,350	Installed Building Products, Inc.*	115,878
1,788	PriceSmart, Inc.	113,610
8,270	Spartan Motors, Inc.	116,524
15,265	Sportsman's Warehouse Holdings, Inc.*	109,297
6,181	Taylor Morrison Home Corp. - Class A*	89,934
4,827	Twin River Worldwide Holdings, Inc.	76,170
2,450	Universal Electronics, Inc.*	101,136
4,022	Zumiez, Inc.*	85,025
		1,476,485
	CONSUMER, NON-CYCLICAL — 27.6%
1,473	Addus HomeCare Corp.*	119,342
495	Amedisys, Inc.*	91,159
2,759	Arvinas, Inc.*	144,847
10,128	Athenex, Inc.*	90,544
4,940	B&G Foods, Inc. - Class A	95,935
3,249	Castle Biosciences, Inc.*	100,492
4,200	CBIZ, Inc.*	99,750
312	Chemed Corp.	129,970
6,806	Coherus Biosciences, Inc.*	112,980
5,794	Collegium Pharmaceutical, Inc.*	119,820
1,176	CONMED Corp.	86,918
6,720	Dicerna Pharmaceuticals, Inc.*	132,384
1,626	Emergent BioSolutions, Inc.*	120,243
2,751	Ensign Group, Inc.	102,915

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
786	FTI Consulting, Inc.*	$100,105
7,234	G1 Therapeutics, Inc.*	94,982
6,179	Halozyme Therapeutics, Inc.*	139,985
10,080	Hostess Brands, Inc. - Class A*	121,162
2,003	Huron Consulting Group, Inc.*	112,248
9,506	Innoviva, Inc.*	134,795
1,580	Integer Holdings Corp.*	117,647
4,894	Karyopharm Therapeutics, Inc.*	107,913
7,842	Lantheus Holdings, Inc.*	102,338
6,394	Molecular Templates, Inc.*	103,775
2,514	National Beverage Corp.*	126,278
1,893	NuVasive, Inc.*	115,246
2,856	Pacira BioSciences, Inc.*	117,924
8,362	Perdoceo Education Corp.*	108,706
3,042	Performance Food Group Co.*	89,283
4,867	Phibro Animal Health Corp. - Class A	129,998
2,525	Prestige Consumer Healthcare, Inc.*	102,742
913	Quidel Corp.*	126,907
10,718	R1 RCM, Inc.*	110,610
2,584	REGENXBIO, Inc.*	102,895
940	Repligen Corp.*	109,181
14,476	Sangamo Therapeutics, Inc.*	117,979
5,026	Select Medical Holdings Corp.*	85,794
673	Strategic Education, Inc.	107,209
2,383	Tactile Systems Technology, Inc.*	123,010
4,994	Theravance Biopharma, Inc.*[1]	145,625
		4,501,636
	ENERGY — 2.2%
2,593	Enphase Energy, Inc.*	121,430
4,636	Renewable Energy Group, Inc.*	115,019
1,069	SolarEdge Technologies, Inc.*	119,290
		355,739
	FINANCIAL — 21.6%
4,652	Acadia Realty Trust - REIT	57,638
4,622	American Equity Investment Life Holding Co.	97,154
16,140	Capstead Mortgage Corp. - REIT	83,767
3,573	Columbia Banking System, Inc.	96,435
7,352	Cushman & Wakefield PLC*[1]	89,474
7,129	Dynex Capital, Inc. - REIT	102,016
1,104	EastGroup Properties, Inc. - REIT	117,024
711	eHealth, Inc.*	75,864

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,753	Encore Capital Group, Inc.*	$97,503
5,325	Enova International, Inc.*	85,413
6,154	Essential Properties Realty Trust, Inc. - REIT	90,402
4,964	First Defiance Financial Corp.	86,274
3,713	Flagstar Bancorp, Inc.	96,204
5,045	Focus Financial Partners, Inc. - Class A*	120,374
5,640	Four Corners Property Trust, Inc. - REIT	126,280
9,837	Global Medical REIT, Inc. - REIT	102,502
3,958	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	110,784
2,765	Heartland Financial USA, Inc.	93,927
5,226	Hilltop Holdings, Inc.	100,862
1,292	Innovative Industrial Properties, Inc. - REIT	101,370
10,553	Investors Bancorp, Inc.	98,248
1,922	McGrath RentCorp	104,845
9,363	MGIC Investment Corp.	68,444
10,346	Mr Cooper Group, Inc.*	99,115
3,834	National Storage Affiliates Trust - REIT	109,192
4,655	Pacific Premier Bancorp, Inc.	99,384
3,562	PennyMac Financial Services, Inc.	107,466
1,685	Piper Sandler Cos.	90,838
3,365	PRA Group, Inc.*	93,345
1,065	Preferred Bank	40,630
5,842	Radian Group, Inc.	87,513
4,760	Redfin Corp.*	100,579
2,803	Rexford Industrial Realty, Inc. - REIT	114,138
3,675	ServisFirst Bancshares, Inc.	130,536
838	South State Corp.	48,470
1,817	Walker & Dunlop, Inc.	69,827
2,019	Westamerica Bancorp	127,197
		3,521,034
	INDUSTRIAL — 14.0%
1,863	AAON, Inc.	88,753
1,588	AeroVironment, Inc.*	95,693
5,473	Air Transport Services Group, Inc.*	110,773
2,084	Alarm.com Holdings, Inc.*	93,217
3,406	Arcosa, Inc.	126,942
3,319	Atlas Air Worldwide Holdings, Inc.*	109,029
3,858	Boise Cascade Co.	120,640
5,551	Builders FirstSource, Inc.*	101,861
3,341	Chart Industries, Inc.*	119,340
14,635	DHT Holdings, Inc.[1]	106,250
10,669	Dorian LPG Ltd.*[1]	101,249

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,771	Exponent, Inc.	$124,554
2,154	Fabrinet*[1]	135,163
9,172	Forterra, Inc.*	74,844
1,634	Itron, Inc.*	114,086
2,245	Kaman Corp.	87,016
2,041	MasTec, Inc.*	73,272
1,739	Moog, Inc. - Class A	86,046
1,155	OSI Systems, Inc.*	83,599
2,743	SPX Corp.*	104,591
1,753	Tennant Co.	103,725
1,578	Tetra Tech, Inc.	118,792
		2,279,435
	TECHNOLOGY — 15.2%
8,919	Amkor Technology, Inc.*	88,120
1,858	Bandwidth, Inc. - Class A*	151,538
1,801	Blackline, Inc.*	109,393
7,070	Box, Inc. - Class A*	114,110
568	CACI International, Inc. - Class A*	142,080
1,858	Cirrus Logic, Inc.*	140,465
13,106	Cloudera, Inc.*	108,518
19,683	Digital Turbine, Inc.*	115,342
3,626	Health Catalyst, Inc.*	96,705
6,744	Inovalon Holdings, Inc. - Class A*	118,020
2,213	Insight Enterprises, Inc.*	120,144
1,222	Lumentum Holdings, Inc.*	98,872
1,658	ManTech International Corp. - Class A	123,620
1,707	Mercury Systems, Inc.*	152,196
4,466	Model N, Inc.*	128,889
5,169	NetScout Systems, Inc.*	136,875
1,618	Omnicell, Inc.*	117,952
950	Qualys, Inc.*	100,168
3,602	Sykes Enterprises, Inc.*	103,125
2,622	TTEC Holdings, Inc.	102,206
5,966	Ultra Clean Holdings, Inc.*	109,715
		2,478,053
	UTILITIES — 5.0%
1,349	American States Water Co.	107,070
2,558	Avista Corp.	110,096
1,777	Black Hills Corp.	110,067
1,413	Chesapeake Utilities Corp.	124,175
7,035	Clearway Energy, Inc. - Class C	140,911

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,504	PNM Resources, Inc.	$101,387
1,650	Spire, Inc.	120,384
		814,090
	Total Common Stocks
	(Cost $16,724,437)	16,115,545

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
$30,831	UMB Money Market Fiduciary, 0.36%[2]	30,831
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,831)	30,831

	TOTAL INVESTMENTS — 99.1%
	(Cost $16,755,268)	16,146,376

	Other Assets in Excess of Liabilities — 0.9%	139,741
	TOTAL NET ASSETS — 100.0%	$16,286,117

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	27.6%
Financial	21.6%
Technology	15.2%
Industrial	14.0%
Consumer, Cyclical	9.1%
Utilities	5.0%
Communications	2.3%
Energy	2.2%
Basic Materials	1.9%
Total Common Stocks	98.9%
Short-Term Investments	0.2%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2020 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$56,781,629	$26,901,410	$29,930,967
Foreign currency, at cost	-	1,087,448	-
Investments, at value	$56,198,270	$26,905,475	$31,609,189
Foreign currency, at value	-	1,093,268	-
Unrealized appreciation on open futures contracts	-	32,771	-
Cash deposited with brokers for securities sold short	-	-	743,442
Cash deposited with brokers for futures contracts	5,730,627	386,271	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	7,074	159,471	195,813
Dividends and interest	35,050	212	8,397
Due from Advisor	6,322	-	-
Prepaid expenses	20,271	14,455	21,938
Other assets	23	679	-
Total assets	61,997,637	28,592,602	32,578,779

Liabilities:
Securities sold short, proceeds	$-	$-	$6,738,756
Foreign currency due to custodian, proceeds	-	-	-
Securities sold short, at value	$-	$-	$7,611,189
Foreign currency due to custodian, at value	-	-	-
Payables:
Due to broker for futures contracts	-	11	-
Investment securities purchased	-	-	-
Fund shares redeemed	77,865	783	-
Unrealized depreciation on open futures contracts	476,384	243,010	-
Advisory fees	82,166	24,333	5,038
Sub-advisory fees	3,503	-	-
Shareholder servicing fees (Note 7)	43,343	14,847	4,273
Distribution fees (Note 6)	5,388	1,082	151
Fund administration fees	56,314	25,740	25,380
Transfer agent fees and expenses	38,320	24,051	22,674
Custody fees	15,419	5,506	4,122
Shareholder reporting fees	21,735	10,535	2,926
Auditing fees	9,821	10,371	10,321
Trustees' deferred compensation (Note 3)	4,320	3,529	3,740
Chief Compliance Officer fees	2,839	1,658	1,853
Trustees' fees and expenses	80	548	86
Dividends and interest on securities sold short	-	-	11,131
Accrued other expenses	4,207	7,158	497
Total liabilities	841,704	373,162	7,703,381
Net Assets	$61,155,933	$28,219,440	$24,875,398

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2020 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$84,796,256	$36,938,949	$25,748,830
Total accumulated deficit	(23,640,323)	(8,719,509)	(873,432)
Net Assets	$61,155,933	$28,219,440	$24,875,398

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$28,112,649	$5,118,093	$868,562
Shares of beneficial interest issued and outstanding	2,950,354	547,006	88,968
Redemption price per share	$9.53	$9.36	$9.76

Class I Shares:
Net assets applicable to shares outstanding	$33,043,284	$23,101,347	$14,014,135
Shares of beneficial interest issued and outstanding	3,405,187	2,431,352	1,422,281
Redemption price per share	$9.70	$9.50	$9.85

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$9,992,701
Shares of beneficial interest issued and outstanding	-	-	1,011,138
Redemption price per share	$-	$-	$9.88

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2020 (Unaudited)

	361 Global Long/Short Equity Fund	361 U.S. Small Cap Equity Fund
Assets:
Investments, at cost	$763,956,827	$16,755,268
Foreign currency, at cost	167,307	-
Investments, at value	$796,646,735	$16,146,376
Foreign currency, at value	168,980	-
Unrealized appreciation on open futures contracts	-	-
Cash deposited with brokers for securities sold short	153,290,483	-
Cash deposited with brokers for futures contracts	-	-
Receivables:
Investment securities sold	-	288,483
Fund shares sold	771,595	1,454
Dividends and interest	2,179,205	1,879
Due from Advisor	-	15,803
Prepaid expenses	62,015	20,017
Other assets	-	-
Total assets	953,119,013	16,474,012

Liabilities:
Securities sold short, proceeds	$257,992,668	$-
Foreign currency due to custodian, proceeds	1	-
Securities sold short, at value	$244,898,065	$-
Foreign currency due to custodian, at value	1	-
Payables:
Due to broker for futures contracts	-	-
Investment securities purchased	-	41,364
Fund shares redeemed	839,003	61,417
Unrealized depreciation on open futures contracts	-	-
Advisory fees	679,794	-
Sub-advisory fees	-	-
Shareholder servicing fees (Note 7)	112,030	8,153
Distribution fees (Note 6)	3,260	136
Fund administration fees	215,482	22,983
Transfer agent fees and expenses	89,403	21,063
Custody fees	58,956	11,682
Shareholder reporting fees	41,697	3,508
Auditing fees	9,888	10,369
Trustees' deferred compensation (Note 3)	5,291	3,345
Chief Compliance Officer fees	2,120	952
Trustees' fees and expenses	187	31
Dividends and interest on securities sold short	584,091	-
Accrued other expenses	811	2,892
Total liabilities	247,540,079	187,895
Net Assets	$705,578,934	$16,286,117

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2020 (Unaudited)

	361 Global Long/Short Equity Fund	361 U.S. Small Cap Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$773,729,277	$22,986,513
Total accumulated deficit	(68,150,343)	(6,700,396)
Net Assets	$705,578,934	$16,286,117

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$14,456,574	$698,040
Shares of beneficial interest issued and outstanding	1,412,783	82,532
Redemption price per share	$10.23	$8.46

Class I Shares:
Net assets applicable to shares outstanding	$249,195,984	$15,500,635
Shares of beneficial interest issued and outstanding	24,198,200	1,823,720
Redemption price per share	$10.30	$8.50

Class Y Shares:
Net assets applicable to shares outstanding	$441,926,376	$87,442
Shares of beneficial interest issued and outstanding	42,801,416	10,290
Redemption price per share	$10.33	$8.50

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $92, respectively)	$-	$-	$306,909
Interest	1,116,712	265,004	34,991
Total investment income	1,116,712	265,004	341,900

Expenses:
Advisory fees	811,281	238,706	170,694
Sub-advisory fees	50,455	-	-
Shareholder servicing fees - Class I (Note 7)	40,119	15,898	7,961
Shareholder servicing fees - Investor Class (Note 7)	24,217	4,320	491
Distribution fees (Note 6)	50,890	10,204	819
Fund administration fees	68,805	28,652	31,575
Transfer agent fees and expenses	30,245	23,244	23,572
Custody fees	13,959	4,627	6,510
Registration fees	22,925	17,902	23,620
Shareholder reporting fees	15,586	4,897	2,635
Auditing fees	9,821	10,371	10,321
Chief Compliance Officer fees	8,454	2,129	5,420
Legal fees	4,972	1,246	2,283
Trustees' fees and expenses	4,874	4,527	4,874
Miscellaneous	3,979	1,986	3,084
Insurance fees	1,014	1,779	1,236
Interest expense	-	10,268	87,944
Dividends on securities sold short	-	-	99,340
Total expenses	1,161,596	380,756	482,379
Advisory/sub-advisory fees waived	(35,700)	(28,008)	(70,128)
Other expenses absorbed	-	-	-
Net expenses	1,125,896	352,748	412,251
Net investment income (loss)	(9,184)	(87,744)	(70,351)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,479,410)	3,089	(1,859,429)
Securities sold short	-	-	1,202,319
Futures contracts	(16,516,753)	(5,494,549)	-
Foreign currency transactions	-	46,581	-
Net realized loss	(17,996,163)	(5,444,879)	(657,110)
Net change in unrealized appreciation/depreciation on:
Investments	(832,311)	(7,266)	(514,680)
Securities sold short	-	-	(815,037)
Futures contracts	(993,384)	(211,275)	-
Foreign currency translations	-	(18,154)	-
Net change in unrealized appreciation/depreciation	$(1,825,695)	$(236,695)	$(1,329,717)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Six Months Ended April 30, 2020 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Net realized and unrealized loss	(19,821,858)	(5,681,574)	(1,986,827)

Net Decrease in Net Assets from Operations	$(19,831,042)	$(5,769,318)	$(2,057,178)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

	361 Global Long/Short Equity Fund	361 U.S. Small Cap Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $831,494 and $0, respectively)	$8,833,644	$113,078
Interest	500,401	291
Total investment income	9,334,045	113,369

Expenses:
Advisory fees	5,015,972	82,299
Sub-advisory fees	-	-
Shareholder servicing fees - Class I (Note 7)	147,467	14,473
Shareholder servicing fees - Investor Class (Note 7)	16,518	906
Distribution fees (Note 6)	27,530	1,510
Fund administration fees	341,785	29,182
Transfer agent fees and expenses	88,107	22,374
Custody fees	92,920	28,202
Registration fees	69,369	21,383
Shareholder reporting fees	58,698	2,378
Auditing fees	9,888	10,271
Chief Compliance Officer fees	5,780	2,610
Legal fees	11,934	1,492
Trustees' fees and expenses	5,968	3,979
Miscellaneous	7,459	3,255
Insurance fees	2,293	1,904
Interest expense	1,385,519	-
Dividends on securities sold short	2,443,701	-
Total expenses	9,730,908	226,218
Advisory/sub-advisory fees waived	(132,758)	(82,299)
Other expenses absorbed	-	(40,693)
Net expenses	9,598,150	103,226
Net investment income (loss)	(264,105)	10,143

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(89,409,088)	(2,025,589)
Securities sold short	14,867,569	-
Futures contracts	-	-
Foreign currency transactions	(206,329)	-
Net realized loss	(74,747,848)	(2,025,589)
Net change in unrealized appreciation/depreciation on:
Investments	8,605,360	(2,559,977)
Securities sold short	9,867,902	-
Futures contracts	-	-
Foreign currency translations	(7,552)	-
Net change in unrealized appreciation/depreciation	$18,465,710	$(2,559,977)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

	361 Global Long/Short Equity Fund	361 U.S. Small Cap Equity Fund
Net realized and unrealized loss	(56,282,138)	(4,585,566)

Net Decrease in Net Assets from Operations	$(56,546,243)	$(4,575,423)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(9,184)	$1,551,203
Net realized gain (loss) on investments and futures contracts	(17,996,163)	497,531
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,825,695)	2,264,284
Net increase (decrease) in net assets resulting from operations	(19,831,042)	4,313,018

Distributions to Shareholders:
Investor Class	(504,107)	-
Class I	(1,069,116)	-
Total distributions to shareholders	(1,573,223)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,776,596	15,578,984
Class I	4,944,142	50,142,326
Reinvestment of distributions:
Investor Class	461,116	-
Class I	1,016,253	-
Cost of shares redeemed:
Investor Class	(15,413,531)	(24,678,446)
Class I	(42,686,939)	(159,506,818)
Net decrease in net assets from capital transactions	(48,902,363)	(118,463,954)

Total decrease in net assets	(70,306,628)	(114,150,936)

Net Assets:
Beginning of period	131,462,561	245,613,497
End of period	$61,155,933	$131,462,561

Capital Share Transactions:
Shares sold:
Investor Class	256,140	1,375,437
Class I	422,055	4,394,752
Shares reinvested:
Investor Class	39,244	-
Class I	85,042	-
Shares redeemed:
Investor Class	(1,413,434)	(2,197,475)
Class I	(4,038,621)	(14,050,498)
Net decrease in capital share transactions	(4,649,574)	(10,477,784)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(87,744)	$95,180
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(5,444,879)	2,985,572
Net change in unrealized appreciation/depreciation on investments, futures contracts and foreign currency translations	(236,695)	670,713
Net increase (decrease) in net assets resulting from operations	(5,769,318)	3,751,465

Distributions to Shareholders:
Class I	(19,361)	-
Total distributions to shareholders	(19,361)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,787,315	3,952,681
Class I	10,067,101	17,005,693
Reinvestment of distributions:
Class I	19,013	-
Cost of shares redeemed:
Investor Class	(6,188,973)	(8,996,148)
Class I	(14,648,591)	(58,897,004)
Net decrease in net assets from capital transactions	(8,964,135)	(46,934,778)

Total decrease in net assets	(14,752,814)	(43,183,313)

Net Assets:
Beginning of period	42,972,254	86,155,567
End of period	$28,219,440	$42,972,254

Capital Share Transactions:
Shares sold:
Investor Class	173,888	379,617
Class I	933,408	1,608,791
Shares reinvested:
Class I	1,724	-
Shares redeemed:
Investor Class	(584,709)	(864,659)
Class I	(1,461,308)	(5,591,067)
Net decrease in capital share transactions	(936,997)	(4,467,318)

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(70,351)	$43,252
Net realized gain (loss) on investments and securities sold short	(657,110)	532,470
Net change in unrealized appreciation/depreciation on investments and securities sold short	(1,329,717)	2,238,972
Net increase (decrease) in net assets resulting from operations	(2,057,178)	2,814,694

Distributions to Shareholders:
Investor Class	(22,859)	(47,806)
Class I	(527,919)	(570,016)
Class Y	(814,865)	(2,178,260)
Total distributions to shareholders	(1,365,643)	(2,796,082)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	379,798	506,873
Class I	2,700,404	12,036,333
Class Y	4,500,000	4,589,775
Reinvestment of distributions:
Investor Class	20,838	47,806
Class I	152,903	253,616
Class Y	158,683	358,160
Cost of shares redeemed:
Investor Class	(140,874)	(578,632)
Class I	(1,428,131)	(8,488,158)
Class Y	(17,577,754)	(10,485,060)
Net decrease in net assets from capital transactions	(11,234,133)	(1,759,287)

Total decrease in net assets	(14,656,954)	(1,740,675)

Net Assets:
Beginning of period	39,532,352	41,273,027
End of period	$24,875,398	$39,532,352

Capital Share Transactions:
Shares sold:
Investor Class	38,483	49,745
Class I	266,025	1,244,192
Class Y	446,433	466,775
Shares reinvested:
Investor Class	2,051	4,844
Class I	14,932	25,540
Class Y	15,451	35,960

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Shares redeemed:
Investor Class	(13,708)	(55,467)
Class I	(140,620)	(827,927)
Class Y	(1,808,724)	(979,780)
Net decrease in capital share transactions	(1,179,677)	(36,118)

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(264,105)	$2,865,420
Net realized loss on investments, securities sold short and foreign currency transactions	(74,747,848)	(34,980,555)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	18,465,710	28,589,410
Net decrease in net assets resulting from operations	(56,546,243)	(3,525,725)

Distributions to Shareholders:
Investor Class	-	(2,013,360)
Class I	(1,003,012)	(14,671,769)
Class Y	(1,787,512)	(4,483,588)
Total distributions to shareholders	(2,790,524)	(21,168,717)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,377,583	10,949,234
Class I	62,792,561	147,024,923
Class Y	67,956,435	446,370,069
Reinvestment of distributions:
Investor Class	-	1,858,241
Class I	834,251	11,979,858
Class Y	1,281,137	2,662,666
Cost of shares redeemed:
Investor Class	(14,958,617)	(50,947,841)
Class I	(123,855,980)	(344,969,116)
Class Y	(102,482,792)	(80,123,188)
Net increase (decrease) in net assets from capital transactions	(107,055,422)	144,804,846

Total increase (decrease) in net assets	(166,392,189)	120,110,404

Net Assets:
Beginning of period	871,971,123	751,860,719
End of period	$705,578,934	$871,971,123

Capital Share Transactions:
Shares sold:
Investor Class	126,635	1,009,060
Class I	5,750,787	13,450,213
Class Y	6,322,975	40,256,986

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Shares reinvested:
Investor Class	-	175,970
Class I	74,955	1,129,110
Class Y	114,900	250,251
Shares redeemed:
Investor Class	(1,383,657)	(4,717,020)
Class I	(11,647,056)	(31,716,998)
Class Y	(9,619,450)	(7,304,960)
Net increase (decrease) in capital share transactions	(10,259,911)	12,532,612

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$10,143	$54,975
Net realized loss on investments	(2,025,589)	(2,933,820)
Net change in unrealized appreciation/depreciation on investments	(2,559,977)	2,588,373
Net decrease in net assets resulting from operations	(4,575,423)	(290,472)

Distributions to Shareholders:
Investor Class	-	(453)
Class I	(49,596)	(57,287)
Class Y	(455)	(294)
Total distributions to shareholders	(50,051)	(58,034)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	17,446	111,764
Class I	4,733,900	10,152,142
Reinvestment of distributions:
Investor Class	-	423
Class I	41,737	38,072
Class Y	455	294
Cost of shares redeemed:
Investor Class	(633,138)	(492,302)
Class I	(7,445,059)	(14,691,107)
Net decrease in net assets from capital transactions	(3,284,659)	(4,880,714)

Total decrease in net assets	(7,910,133)	(5,229,220)

Net Assets:
Beginning of period	24,196,250	29,425,470
End of period	$16,286,117	$24,196,250

Capital Share Transactions:
Shares sold:
Investor Class	2,113	10,855
Class I	478,784	979,021
Shares reinvested:
Investor Class	-	42
Class I	3,767	3,725
Class Y	41	29

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Shares redeemed:
Investor Class	(69,281)	(46,518)
Class I	(764,734)	(1,427,280)
Net decrease in capital share transactions	(349,310)	(480,126)

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2020 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(2,057,178)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(87,460,684)
Sales of long-term investments	101,452,033
Proceeds from securities sold short	26,627,835
Cover short securities	(30,813,230)
Sales of short-term investments, net	1,407,020
Decrease in interest and dividends receivables	21,959
Increase in prepaid expenses	(8,148)
Decrease in advisory fees payable	(21,865)
Decrease in interest and dividends on securities sold short	(6,686)
Increase in accrued expenses	3,863
Net realized loss	673,478
Net change in unrealized appreciation/depreciation	1,329,717
Net cash provided by operating activities	11,148,114

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	7,384,740
Cost of shares redeemed	(20,241,169)
Dividends paid to shareholders, net of reinvestments	(1,033,219)
Net cash used for financing activities	(13,889,648)

Net decrease in cash	(2,741,534)

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	3,484,976
Total beginning cash and cash equivalents	3,484,976

Ending cash balance	—
Ending cash held at brokers	743,442
Total ending cash and cash equivalents	$743,442
Supplemental disclosure of interest expense paid	$87,944

Non cash financing activities not included herein consist of $332,424 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2020 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(56,546,243)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,616,949,296)
Sales of long-term investments	1,651,491,137
Return of capital dividends received	1,039,975
Proceeds from securities sold short	435,648,011
Cover short securities	(420,364,888)
Sales of short-term investments, net	70,632,736
Decrease in foreign currency	1,410,806
Decrease in investment securities sold receivable	7,628,462
Decrease in interest and dividends receivables	504,751
Decrease in prepaid expenses	8,816
Decrease in investment securities purchased payable	(14,428,703)
Decrease in advisory fees payable	(184,161)
Decrease in interest and dividends on securities sold short	(322,413)
Increase in accrued expenses	126,020
Net realized loss	74,322,703
Net change in unrealized appreciation/depreciation	(18,473,262)
Net cash provided by operating activities	115,544,451

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	132,040,398
Cost of shares redeemed	(242,703,385)
Dividends paid to shareholders, net of reinvestments	(675,136)
Net cash used for financing activities	(111,338,123)

Net increase in cash	4,206,328

Cash and cash equivalents:
Beginning cash balance	370,976
Beginning cash held at brokers	148,713,179
Total beginning cash and cash equivalents	149,084,155

Ending cash balance	—
Ending cash held at brokers	153,290,483
Total ending cash and cash equivalents	$153,290,483
Supplemental disclosure of interest expense paid	$1,385,519

Non cash financing activities not included herein consist of $2,115,388 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.80	$11.28	$11.43	$11.09	$11.18	$11.34
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.06	- [2]	(0.08)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	(2.13)	0.46	(0.15)	0.42	0.04	0.31
Total from investment operations	(2.14)	0.52	(0.15)	0.34	(0.09)	0.13

Less Distributions:
From net investment income	(0.13)	-	-	-	-	-
From net realized gain	-	-	-	-	-	(0.29)
Total distributions	(0.13)	-	-	-	-	(0.29)
Net asset value, end of period	$9.53	$11.80	$11.28	$11.43	$11.09	$11.18

Total return[3]	(18.37)%[4]	4.61%	(1.31)%	3.07%	(0.81)%	1.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,113	$48,006	$55,188	$95,113	$165,017	$263,118

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.31%[5]	2.17%	2.15%	2.13%	2.11%	2.09%
After fees waived and expenses absorbed/recovered	2.24%[5]	2.16%	2.14%	2.12%	2.10%	2.08%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.24)%[5]	0.56%	0.02%	(0.73)%	(1.18)%	(1.54)%
After fees waived and expenses absorbed/recovered	(0.17)%[5]	0.57%	0.03%	(0.72)%	(1.17)%	(1.53)%

Portfolio turnover rate	23%[4]	28%	36%	42%	17%	13%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.03	$11.48	$11.59	$11.22	$11.28	$11.41
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	0.09	0.03	(0.05)	(0.10)	(0.15)
Net realized and unrealized gain (loss)	(2.17)	0.46	(0.14)	0.42	0.04	0.31
Total from investment operations	(2.17)	0.55	(0.11)	0.37	(0.06)	0.16

Less Distributions:
From net investment income	(0.16)	-	-	-	-	-
From net realized gain	-	-	-	-	-	(0.29)
Total distributions	(0.16)	-	-	-	-	(0.29)
Net asset value, end of period	$9.70	$12.03	$11.48	$11.59	$11.22	$11.28

Total return[3]	(18.30)%[4]	4.79%	(0.95)%	3.30%	(0.53)%	1.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,043	$83,456	$190,425	$237,368	$463,025	$690,804

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.06%[5]	1.92%	1.90%	1.88%	1.86%	1.84%
After fees waived and expenses absorbed/recovered	1.99%[5]	1.91%	1.89%	1.87%	1.85%	1.83%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.01%[5]	0.81%	0.27%	(0.48)%	(0.93)%	(1.29)%
After fees waived and expenses absorbed/recovered	0.08%[5]	0.82%	0.28%	(0.47)%	(0.92)%	(1.28)%

Portfolio turnover rate	23%[4]	28%	36%	42%	17%	13%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.85	$10.17	$11.44	$10.87	$9.55	$9.71
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.01)	(0.08)	(0.15)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	(1.46)	0.69	(0.64)	0.99	1.50	0.04
Total from investment operations	(1.49)	0.68	(0.72)	0.84	1.32	(0.16)

Less Distributions:
From net realized gain	-	-	(0.55)	(0.27)	-	-
Total distributions	-	-	(0.55)	(0.27)	-	-
Net asset value, end of period	$9.36	$10.85	$10.17	$11.44	$10.87	$9.55

Total return[2]	(13.73)%[3]	6.69%	(6.57)%	7.87%	13.82%	(1.65)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,118	$10,395	$14,677	$32,907	$13,491	$9,694

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.19%[5]	2.07%	1.95%	2.04%	2.43%	2.78%
After fees waived and expenses absorbed/recovered[4]	2.04%[5]	2.03%	2.02%	2.02%	2.05%	2.15%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.80)%[5]	(0.10)%	(0.66)%	(1.38)%	(2.12)%	(2.71)%
After fees waived and expenses absorbed/recovered	(0.65)%[5]	(0.06)%	(0.73)%	(1.36)%	(1.74)%	(2.08)%

Portfolio turnover rate	0%[3]	0%	0%	0%	0%	0%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.04%, 0.03%, 0.03%, 0.04% and 0.02%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.02	$10.30	$11.55	$10.94	$9.59	$9.72
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.02	(0.05)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gain (loss)	(1.49)	0.70	(0.65)	1.00	1.51	0.05
Total from investment operations	(1.51)	0.72	(0.70)	0.88	1.35	(0.13)

Less Distributions:
From net investment income	(0.01)	-	-	-	-	-
From net realized gain	-	-	(0.55)	(0.27)	-	-
Total distributions	(0.01)	-	(0.55)	(0.27)	-	-
Net asset value, end of period	$9.50	$11.02	$10.30	$11.55	$10.94	$9.59

Total return[2]	(13.74)%[3]	6.99%	(6.32)%	8.19%	14.08%	(1.34)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,101	$32,578	$71,478	$73,545	$38,295	$10,446

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[4]	1.94%[5]	1.82%	1.70%	1.79%	2.18%	2.53%
After fees waived and expenses absorbed/recovered[4]	1.79%[5]	1.78%	1.77%	1.77%	1.80%	1.90%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.55)%[5]	0.15%	(0.41)%	(1.13)%	(1.87)%	(2.46)%
After fees waived and expenses absorbed/recovered	(0.40)%[5]	0.19%	(0.48)%	(1.11)%	(1.49)%	(1.83)%

Portfolio turnover rate	0%[3]	0%	0%	0%	0%	0%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.04%, 0.03%, 0.03%, 0.04% and 0.02%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months				For the Period March 31, 2016*
	Ended				through
	April 30, 2020	For the Year Ended October 31,			October 31,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$10.56	$10.96	$10.91	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.03)	(0.12)	(0.05)	0.02
Net realized and unrealized gain (loss)	(0.36)	0.40	0.43	1.16	(0.12)
Total from investment operations	(0.40)	0.37	0.31	1.11	(0.10)

Less Distributions:
From net investment income	-	-	-	(0.02)	-
From net realized gain	(0.40)	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.40)	(0.77)	(0.26)	(0.10)	-
Net asset value, end of period	$9.76	$10.56	$10.96	$10.91	$9.90

Total return[2]	(3.95)%[3]	3.88%	2.87%	11.26%	(1.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$869	$656	$691	$398	$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	3.45%[5]	3.06%	3.38%	3.03%	3.91%[5]
After fees waived and expenses absorbed[4]	3.00%[5]	2.83%	3.02%	2.42%	2.06%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.24)%[5]	(0.49)%	(1.44)%	(1.05)%	(1.46)%[5]
After fees waived and expenses absorbed	(0.79)%[5]	(0.26)%	(1.08)%	(0.44)%	0.39%[5]

Portfolio turnover rate	276%[3]	332%	262%	263%	123%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.21% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 1.04%, 1.23%, 0.63% and 0.27%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months				For the Period March 31, 2016*
	Ended				through
	April 30, 2020	For the Year Ended October 31,			October 31,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$10.65	$11.02	$10.94	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	- [2]	(0.09)	(0.02)	0.04
Net realized and unrealized gain (loss)	(0.36)	0.40	0.43	1.17	(0.14)
Total from investment operations	(0.39)	0.40	0.34	1.15	(0.10)

Less Distributions:
From net investment income	(0.01)	-	-	(0.03)	-
From net realized gain	(0.40)	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.41)	(0.77)	(0.26)	(0.11)	-
Net asset value, end of period	$9.85	$10.65	$11.02	$10.94	$9.90

Total return[3]	(3.81)%[4]	4.15%	3.14%	11.72%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,014	$13,658	$9,261	$3,436	$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.17%[6]	2.77%	3.06%	2.76%	3.66%[6]
After fees waived and expenses absorbed[5]	2.72%[6]	2.54%	2.70%	2.15%	1.81%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.97)%[6]	(0.20)%	(1.12)%	(0.78)%	(1.21)%[6]
After fees waived and expenses absorbed	(0.52)%[6]	0.03%	(0.76)%	(0.17)%	0.64%[6]

Portfolio turnover rate	276%[4]	332%	262%	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.21% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 1.04%, 1.23%, 0.63% and 0.27%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,			For the Period March 31, 2016* through October 31,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$10.69	$11.05	$10.95	$9.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.01	(0.08)	- [2]	0.05
Net realized and unrealized gain (loss)	(0.36)	0.40	0.44	1.15	(0.13)
Total from investment operations	(0.38)	0.41	0.36	1.15	(0.08)

Less Distributions:
From net investment income	(0.03)	-	-	(0.04)	-
From net realized gain	(0.40)	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.43)	(0.77)	(0.26)	(0.12)	-
Net asset value, end of period	$9.88	$10.69	$11.05	$10.95	$9.92

Total return[3]	(3.76)%[4]	4.23%	3.33%	11.72%	(0.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,993	$25,217	$31,321	$27,250	$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.05%[6]	2.66%	2.98%	2.63%	3.51%[6]
After fees waived and expenses absorbed[5]	2.60%[6]	2.43%	2.62%	2.02%	1.66%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.85)%[6]	(0.09)%	(1.04)%	(0.65)%	(1.06)%[6]
After fees waived and expenses absorbed	(0.40)%[6]	0.14%	(0.68)%	(0.04)%	0.79%[6]

Portfolio turnover rate	276%[4]	332%	262%	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.21% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 1.04%, 1.23%, 0.63% and 0.27%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,				For the Period December 12, 2014* through October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.98	$11.32	$12.15	$10.76	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.01	(0.05)	0.03	0.02	(0.08)
Net realized and unrealized gain (loss)	(0.73)	(0.02)	-	1.39	(0.09)	1.00
Total from investment operations	(0.75)	(0.01)	(0.05)	1.42	(0.07)	0.92

Less Distributions:
From net investment income	-	-	(0.02)	(0.03)	-	-
From net realized gain	-	(0.33)	(0.76)	-	(0.09)	-
Total distributions	-	(0.33)	(0.78)	(0.03)	(0.09)	-
Net asset value, end of period	$10.23	$10.98	$11.32	$12.15	$10.76	$10.92

Total return[2]	(6.83)%[3]	0.06%	(0.55)%	13.26%	(0.61)%	9.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,457	$29,320	$70,194	$82,319	$97,662	$41,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.77%[6]	2.74%	2.68%	2.50%	2.50%	3.42%[6]
After fees waived and expenses absorbed/recovered[4,5]	2.74%[6]	2.71%	2.63%	2.51%	2.55%	2.69%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.45)%[6]	0.03%	(0.48)%	0.32%	0.20%	(1.61)%[6]
After fees waived and expenses absorbed/recovered	(0.42)%[6]	0.06%	(0.43)%	0.31%	0.15%	(0.88)%[6]

Portfolio turnover rate	197%[3]	220%	197%	237%	229%	204%[3]

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Investor Class

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.95% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, 2016, and 2015 the ratios would have been lowered by 0.92%, 0.85%, 0.61%, 0.61%, and 0.82%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,				For the Period December 12, 2014* through October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.07	$11.37	$12.20	$10.82	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.04	(0.02)	0.07	0.05	(0.06)
Net realized and unrealized gain (loss)	(0.73)	(0.01)	-	1.39	(0.09)	1.01
Total from investment operations	(0.74)	0.03	(0.02)	1.46	(0.04)	0.95

Less Distributions:
From net investment income	(0.03)	-	(0.05)	(0.08)	-	-
From net realized gain	-	(0.33)	(0.76)	-	(0.09)	-
Total distributions	(0.03)	(0.33)	(0.81)	(0.08)	(0.09)	-
Net asset value, end of period	$10.30	$11.07	$11.37	$12.20	$10.82	$10.95

Total return[2]	(6.68)%[3]	0.42%	(0.25)%	13.54%	(0.34)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$249,196	$332,247	$536,076	$430,610	$421,094	$81,579

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.47%[6]	2.42%	2.40%	2.21%	2.20%	3.19%[6]
After fees waived and expenses absorbed/recovered[4,5]	2.44%[6]	2.39%	2.35%	2.22%	2.25%	2.46%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.15)%[6]	0.35%	(0.20)%	0.60%	0.50%	(1.38)%[6]
After fees waived and expenses absorbed/recovered	(0.12)%[6]	0.38%	(0.15)%	0.59%	0.45%	(0.65)%[6]

Portfolio turnover rate	197%[3]	220%	197%	237%	229%	204%[3]

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.95% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, 2016, and 2015 the ratios would have been lowered by 0.92%, 0.85%, 0.61%, 0.61%, and 0.82%, respectively.
[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,				For the Period December 12, 2014* through October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.10	$11.39	$12.23	$10.84	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	0.05	-	0.08	0.06	(0.05)
Net realized and unrealized gain (loss)	(0.73)	(0.01)	(0.01)	1.40	(0.08)	1.00
Total from investment operations	(0.73)	0.04	(0.01)	1.48	(0.02)	0.95

Less Distributions:
From net investment income	(0.04)	-	(0.07)	(0.09)	-	-
From net realized gain	-	(0.33)	(0.76)	-	(0.09)	-
Total distributions	(0.04)	(0.33)	(0.83)	(0.09)	(0.09)	-
Net asset value, end of period	$10.33	$11.10	$11.39	$12.23	$10.84	$10.95

Total return[2]	(6.60)%[3]	0.51%	(0.21)%	13.71%	(0.15)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$441,926	$510,403	$145,591	$38,730	$32,993	$41,888

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.37%[6]	2.34%	2.29%	2.10%	2.10%	3.09%[6]
After fees waived and expenses absorbed/recovered[4,5]	2.34%[6]	2.31%	2.24%	2.11%	2.15%	2.36%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.05)%[6]	0.43%	(0.09)%	0.71%	0.60%	(1.28)%[6]
After fees waived and expenses absorbed/recovered	(0.02)%[6]	0.46%	(0.04)%	0.70%	0.55%	(0.55)%[6]

Portfolio turnover rate	197%[3]	220%	197%	237%	229%	204%[3]

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class Y

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.95% for the six months ended April 30, 2020. For the prior periods ended October 31, 2019, 2018, 2017, 2016, and 2015 the ratios would have been lowered by 0.92%, 0.85%, 0.61%, 0.61%, and 0.82%, respectively.
[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,		For the Period December 30, 2016* through October 31,
	(Unaudited)	2019	2018	2017
Net asset value, beginning of period	$10.62	$10.66	$11.42	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	- [2]	(0.01)	(0.03)
Net realized and unrealized gain (loss)	(2.15)	(0.04)	(0.53)	1.45
Total from investment operations	(2.16)	(0.04)	(0.54)	1.42

Less Distributions:
From net investment income	-	- [2]	-	-
From net realized gain	-	-	(0.22)	-
Total distributions	-	- [2]	(0.22)	-
Net asset value, end of period	$8.46	$10.62	$10.66	$11.42

Total return[3]	(20.34)%[4]	(0.35)%	(4.79)%	14.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$698	$1,589	$1,976	$1,836

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.44%[6]	2.19%	2.51%	8.50%[6]
After fees waived and expenses absorbed[5]	1.24%[6]	1.24%	1.25%	1.50%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.34)%[6]	(1.00)%	(1.31)%	(7.39)%[6]
After fees waived and expenses absorbed	(0.14)%[6]	(0.05)%	(0.05)%	(0.39)%[6]

Portfolio turnover rate	112%[4]	235%	297%	265%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Effective December 18, 2017, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.24% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.50%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,		For the Period December 30, 2016* through October 31,
	(Unaudited)	2019	2018	2017
Net asset value, beginning of period	$10.68	$10.72	$11.45	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.02	0.03	(0.01)
Net realized and unrealized gain (loss)	(2.16)	(0.04)	(0.53)	1.46
Total from investment operations	(2.15)	(0.02)	(0.50)	1.45

Less Distributions:
From net investment income	(0.03)	(0.02)	(0.01)	-
From net realized gain	-	-	(0.22)	-
Total distributions	(0.03)	(0.02)	(0.23)	-
Net asset value, end of period	$8.50	$10.68	$10.72	$11.45

Total return[2]	(20.23)%[3]	(0.16)%	(4.44)%	14.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,501	$22,497	$27,339	$1,483

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.19%[5]	1.92%	2.20%	8.24%[5]
After fees waived and expenses absorbed[4]	0.99%[5]	0.97%	0.94%	1.24%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.09)%[5]	(0.73)%	(1.00)%	(7.13)%[5]
After fees waived and expenses absorbed	0.11%[5]	0.22%	0.26%	(0.13)%[5]

Portfolio turnover rate	112%[3]	235%	297%	265%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Effective December 18, 2017, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.25%.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,		For the Period December 30, 2016* through October 31,
	(Unaudited)	2019	2018	2017
Net asset value, beginning of period	$10.69	$10.72	$11.46	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.04	0.04	-[2]
Net realized and unrealized gain (loss)	(2.16)	(0.04)	(0.54)	1.46
Total from investment operations	(2.15)	-	(0.50)	1.46

Less Distributions:
From net investment income	(0.04)	(0.03)	(0.02)	-
From net realized gain	-	-	(0.22)	-
Total distributions	(0.04)	(0.03)	(0.24)	-
Net asset value, end of period	$8.50	$10.69	$10.72	$11.46

Total return[3]	(20.17)%[4]	-%	(4.40)%	14.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87	$110	$110	$665

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.04%[6]	1.79%	2.11%	8.10%[6]
After fees waived and expenses absorbed[5]	0.84%[6]	0.84%	0.85%	1.10%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.94)%[6]	(0.60)%	(0.91)%	(6.99)%[6]
After fees waived and expenses absorbed	0.26%[6]	0.35%	0.35%	0.01%[6]

Portfolio turnover rate	112%[4]	235%	297%	265%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Effective December 18, 2017 the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.84% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.10%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and U.S. Small Cap Equity Fund are diversified Funds.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments

The Managed Futures Strategy Fund invests a significant amount (46.1% of its net assets as of April 30, 2020) in the Federated U.S. Treasury Cash Reserves – Institutional Class, (“UTIXX”). UTIXX invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax.

UTIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the SEC at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC- 0330. The next expense ratio per the October 31, 2019 Semi-Annual report of UTIXX was 0.19%.

The Global Managed Futures Strategy Fund invests a significant amount (29.3% of its net assets as of April 30, 2020) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The Domestic Long/Short Equity Fund invests a significant amount (29.7% of its net assets as of April 30, 2020) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2020, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2020, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(g) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2020 and during the open tax years ended October 31, 2017 through 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2021 for the Managed Futures Strategy Fund and Global Managed Futures Strategy Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%
Global Managed Futures Strategy Fund	1.25%	1.99%	1.74%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fees and shareholder service fees) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2021 for the Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and U.S. Small Cap Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses†
Domestic Long/Short Equity Fund	1.10%	1.39%
Global Long/Short Equity Fund	1.25%	1.39%
U.S. Small Cap Equity Fund	0.80%	0.84%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the six months ended April 30, 2020, the Sub-Advisor waived $8,641 of its sub-advisory fees.

The Advisor has engaged Wells Capital Management, Inc. (the "Sub-Advisor") to manage the assets of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the six months ended April 30, 2020, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$27,059	$-	$27,059
Global Managed Futures Strategy Fund	28,008	-	28,008
Domestic Long/Short Equity Fund	70,128	-	70,128
Global Long/Short Equity Fund	132,758	-	132,758
U.S. Small Cap Equity Fund	82,299	40,693	122,992
	$340,252	$40,693	$380,945

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2020, the amount of these potentially recoverable expenses was $27,059, $65,893, $489,742, $647,758 and $881,399 for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and U.S. Small Cap Equity Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than October 31, of the years stated below:

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	U.S. Small Cap Equity Fund
2020	$-	$15,608	$191,619	$-	$225,443
2021	-	-	126,060	303,970	274,254
2022	-	22,277	101,935	211,030	258,710
2023	27,059	28,008	70,128	132,758	122,992
Total	$27,059	$65,893	$489,742	$647,758	$881,399

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2020 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2020, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2020 are reported on the Statements of Operations.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Note 4 – Federal Income Taxes

As of April 30, 2020, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$56,781,629	$26,901,410	$24,120,308

Gross unrealized appreciation	$18,636	$4,065	$2,345,669
Gross unrealized depreciation	(601,995)	-	(2,467,977)
Net unrealized appreciation (depreciation) on investments	$(583,359)	$4,065	$(122,308)

	Global Long/Short Equity Fund	U.S. Small Cap Equity Fund
Cost of investments	$511,013,562	$16,755,268

Gross unrealized appreciation	$94,184,456	$1,339,904
Gross unrealized depreciation	(53,449,348)	(1,948,796)
Net unrealized appreciation (depreciation) on investments	$40,735,108	$(608,892)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

As of October 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Undistributed ordinary income	$1,572,762	$-	$42,513
Undistributed long-term capital gains	-	-	1,302,815
Tax accumulated earnings	1,572,762	-	1,345,328

Accumulated capital and other losses	(4,053,812)	(2,959,315)	-
Unrealized appreciation on investments	248,952	6,526	1,207,409
Unrealized appreciation on foreign currency and futures contracts	-	25,150	-
Unrealized deferred compensation	(3,959)	(3,192)	(3,348)

Total accumulated earnings (deficit)	$(2,236,057)	$(2,930,831)	$2,549,389

	Global Long/Short Equity Fund	U.S. Small Cap Equity Fund
Undistributed ordinary income	$2,788,748	$23,382
Undistributed long-term capital gains	-	-
Tax accumulated earnings	2,788,748	23,382

Accumulated capital and other losses	(33,568,727)	(3,847,926)
Unrealized appreciation on investments	21,964,523	1,752,618
Unrealized appreciation on foreign currency and futures contracts	6,748	-
Unrealized deferred compensation	(4,867)	(2,996)
Total accumulated deficit	$(8,813,575)	$(2,074,922)

The tax character of the distributions paid during the fiscal years ended October 31, 2019 and October 31, 2018 were as follows:

	Managed Futures Strategy Fund		Global Managed Futures Strategy Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary income	$-	$-	$-	$3,236,735
Net long-term capital gains	-	-	-	2,369,952
Total distributions paid	$-	$-	$-	$5,606,687

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary income	$1,302,315	$540,985	$24,487	$22,957,608
Net long-term capital gains	1,493,767	163,896	21,144,230	14,086,568
Total distributions paid	$2,796,082	$704,881	$21,168,717	$37,044,176

	U.S. Small Cap Equity Fund
Distributions paid from:	2019	2018
Ordinary income	$58,034	$91,735
Net long-term capital gains	-	1,607
Total distributions paid	$58,034	$93,342

At October 31, 2019, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$2,095,626	$1,958,186	$4,053,812
Global Managed Futures Strategy Fund	1,067,963	1,891,352	2,959,315
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	32,088,097	1,480,630	33,568,727
U.S. Small Cap Equity Fund	3,847,926	-	3,847,926

Note 5 – Investment Transactions

For the six months ended April 30, 2020, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$18,506,291	$97,534,024	$-	$-
Global Managed Futures Strategy Fund	-	-	-	-
Domestic Long/Short Equity Fund	87,640,684	101,452,033	26,627,835	30,813,230
Global Long/Short Equity Fund	1,616,949,296	1,651,491,137	435,648,011	420,364,888
U.S. Small Cap Equity Fund	22,916,671	26,705,308	-	-

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the six months ended April 30, 2020, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and U.S. Small Cap Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended April 30, 2020, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and U.S. Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$13,984,327	$-	$13,984,327
Corporate Bonds[1]	-	5,756,328	-	5,756,328
Short-Term Investments	36,457,615	-	-	36,457,615
Total Assets	$36,457,615	$19,740,655	$-	$56,198,270

Liabilities
Other Financial Instruments[2]
Futures Contracts	$476,384	$-	$-	$476,384
Total Liabilities	$476,384	$-	$-	$476,384

Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$8,266,282	$-	$-	$8,266,282
U.S. Treasury Bills	-	18,639,193	-	18,639,193
Total Investments	$8,266,282	$18,639,193	$-	$26,905,475
Other Financial Instruments[2]
Futures Contracts	32,771	-	-	32,771
Total Assets	$8,299,053	$18,639,193	$-	$26,938,246

Liabilities
Other Financial Instruments[2]
Futures Contracts	$243,010	$-	$-	$243,010
Total Liabilities	$243,010	$-	$-	$243,010

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$24,219,957	$-	$-	$24,219,957
Short-Term Investments	7,389,232	-	-	7,389,232
Total Assets	$31,609,189	$-	$-	$31,609,189

Liabilities
Securities Sold Short
Common Stocks[1]	$7,611,189	$-	$-	$7,611,189
Total Liabilities	$7,611,189	$-	$-	$7,611,189

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Basic Materials	$7,258,638	$7,307,155	$-	$14,565,793
Communications	69,416,481	30,086,176	-	99,502,657
Consumer, Cyclical	64,225,823	44,463,937	-	108,689,760
Consumer, Non-cyclical	99,514,175	60,607,742	-	160,121,917
Energy	12,126,939	-	-	12,126,939
Financial	27,011,001	22,186,889	-	49,197,890
Industrial	22,107,628	15,211,729	-	37,319,357
Technology	161,685,547	35,448,895	-	197,134,442
Utilities	33,784,238	35,072,753		68,856,991
Short-Term Investments	49,130,989	-	-	49,130,989
Total Assets	$546,261,459	$250,385,276	$-	$796,646,735

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$35,842,217	$34,331,297	$-	$70,173,514
Communications	29,333,225	16,287,387	-	45,620,612
Consumer, Cyclical	13,787,444	6,515,448	-	20,302,892
Consumer, Non-cyclical	14,770,808	11,889,460	-	26,660,268
Energy	24,684,590	-	-	24,684,590
Financial	-	5,100,212	-	5,100,212
Industrial	4,372,889	19,719,495	-	24,092,384
Technology	28,263,593	-	-	28,263,593
Total Liabilities	$151,054,766	$93,843,299	$-	$244,898,065

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$16,115,545	$-	$-	$16,115,545
Short-Term Investments	30,831	-	-	30,831
Total Investments	$16,146,376	$-	$-	$16,146,376

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.

[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.

**	The Funds did not hold any Level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended April 30, 2020.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of April 30, 2020, by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity Contracts	$-	$476,384
Global Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	32,771	243,010

The effects of derivative instruments on the Statements of Operations for the six months ended April 30, 2020 for the Managed Futures Strategy and Global Managed Futures Strategy are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(17,077,013)	$-	$-	$(17,077,013)
	Volatility Contracts	560,260	-	-	560,260
Global Managed Futures Strategy Fund	Equity Contracts	(5,494,549)	-	-	(5,494,549)

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(505,734)	$-	$(505,734)
	Volatility Contracts	(487,650)	-	(487,650)
Global Managed Futures Strategy Fund	Equity Contracts	(211,275)	-	(211,275)

The quarterly average volumes of derivative instruments as of April 30, 2020 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	56,568,795	8,312,502	-	64,881,297
	Volatility Contracts	-	2,336,692	-	2,336,692
Global Managed Futures Strategy Fund	Equity Contracts	24,398,215	8,026,075	-	32,424,290

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

The U.S. Small Cap Equity Fund liquidated on May 29, 2020 (the “Liquidation Date). On the Liquidation Date, the Fund made a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund dissolved.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on December 11-12, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	the 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”),

●	the 361 Global Long/Short Equity Fund (the “Global Long/Short Fund”),

●	the 361 Global Managed Futures Strategy Fund (the “Global Managed Futures Fund”),

●	the 361 Managed Futures Strategy Fund (the “Managed Futures Fund”), and

●	the 361 U.S. Small Cap Equity Fund (the “Small Cap Fund”).

The Board and the Independent Trustees also approved the renewal of the sub-advisory agreement between the Investment Advisor and Wells Capital Management, Inc. (“Wells Capital”) with respect to the Domestic Long/Short Fund and the Global Long/Short Fund (the “Wells Capital Sub-Advisory Agreement”), and the sub-advisory agreement between the Investment Advisor and Federated Investment Management Company (“Federated” and together with Wells Capital, the “Sub-Advisors”) with respect to the Managed Futures Fund (the “Federated Sub-Advisory Agreement” and together with the Wells Capital Sub-Advisory Agreement, the “Sub-Advisory Agreements”), each for additional one-year terms from when they otherwise would expire. The Board and the Independent Trustees also re-approved the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund. In 2014, the Board had approved the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund, and had regularly re-approved the Agreement with respect to the Fund since that time, but due to the relatively small asset size of the Global Managed Futures Fund, the Investment Advisor had not allocated any assets of the Fund to Federated for management.

The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.” In renewing or re-approving the Fund Advisory Agreements, as applicable, the Board, including the Independent Trustees, determined that such renewal or re-approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2019; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal or re-approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing or re-approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

361 Capital, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●

The Domestic Long/Short Fund’s annualized total return for the three-year period was above the Long-Short Equity Fund Universe median return, but below the Peer Group median return and the Russell 1000 Index return by 1.30% and 7.87%, respectively. The Fund’s total return for the one-year period was the same as the Peer Group median return, but below the Fund Universe median return by 0.10% and the Russell 1000 Index return by 5.58%. The Trustees noted the Investment Advisor’s observation that the Peer Group median return for the three-year period was above the Fund’s return primarily due to the significant outperformance by two funds in the Peer Group. The Trustees also considered the Investment Advisor’s assertion that the Fund’s 70% net long position is expected to underperform the Russell 1000 Index, which is long only, during positive return periods such as the three-year period. The Trustees also noted Broadridge’s observation that the Fund’s standard deviation was lower than the standard deviation of the Russell 1000 Index, which means that the Fund had taken on less risk than the Russell 1000 Index, over the three-year period.

●

The Global Long/Short Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Long-Short Equity Fund Universe median return and the MSCI World Index return by 1.13% and 6.15%, respectively. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the MSCI World Index return by 0.58%, 2.27%, and 5.71%, respectively. The Trustees observed that the Fund received a five-star rating from Morningstar in 2017. The Trustees noted the Investment Advisor’s observation that the Peer Group median return for the one-year period was above the Fund’s return primarily due to the significant outperformance by two funds in the Peer Group. The Trustees also considered the Investment Advisor’s assertion that the Fund’s 70% net long position is expected to underperform the MSCI World Index, which is long only, in positive return periods such as the three-year period. The Trustees also noted Broadridge’s observation that the Fund’s standard deviation was lower than the standard deviation of the MSCI World Index and the Peer Group and Fund Universe medians, which means that the Fund had taken on less risk than the MSCI World Index and most funds in those groups, over the three-year period.

●

The Global Managed Futures Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Managed Futures Fund Universe median returns and the Citigroup 3-Month U.S. Treasury Bill Index returns. The Fund’s total return for the one-year period was below the Citigroup Index return by 2.73% and the Peer Group and Fund Universe median returns by 3.65% and 4.90%, respectively. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance over the one-year period was due to multiple equity market declines during the period, and that such declines hinder the Fund’s strategies. The Trustees also considered the Investment Advisor’s observation that most of the funds in the Peer Group use medium- to long-term trend following strategies, while the Fund uses countertrend strategies, and that the recent market environment had been extremely challenging for countertrend models. The Trustees also noted the Investment Advisor’s observation that since inception, the Fund had outperformed the Fund Universe. The Trustees also considered that the Fund received five-star ratings from Morningstar in 2017 and 2018, and a four-star rating in 2019.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●

The Managed Futures Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Managed Futures Fund Universe median return and the FTSE 3-Month U.S. Treasury Bill Index return by 0.01% and 0.17%, respectively. The Fund’s annualized total return for the five-year period was above the FTSE Index return, but below the Fund Universe and Peer Group median returns by 0.59% and 1.17%, respectively. The Fund’s total return for the one-year period was below the FTSE Index return and the Peer Group and Fund Universe median returns by 3.88%, 5.36%, and 6.35%, respectively. The Trustees considered that the Fund received a four-star rating from Morningstar in 2014, 2016, and 2018. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance over the one-year period was due to multiple equity market declines during the period, and that such declines hinder the Fund’s strategies. The Trustees also considered the Investment Advisor’s observation that most of the funds in the Peer Group use medium- to long-term trend following strategies, while the Fund uses countertrend strategies, and that the recent market environment had been extremely challenging for countertrend models. The Trustees also observed that the Fund’s standard deviation ranked it in the top quartile of the funds in the Peer Group and Fund Universe, which means that the Fund had taken on less risk than most funds in those groups, for the one-, three-, and five-year periods.

●

The Small Cap Fund’s total return for the one-year period was below the Russell 2000 Index return by 4.54%, the Peer Group median return by 5.40%, and the Small Blend Fund Universe median return by 6.47%. The Trustees noted the Investment Advisor’s explanation that the Fund’s exposure to risk factors that typically provide positive contributions over time did not produce the expected result and caused the Fund to underperform over the one-year period, but they noted the Investment Advisor’s belief in the Fund’s ability to perform over the long term. In that connection, the Trustees noted that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors with respect to the Domestic Long/Short Fund, Global Long/Short Fund, and Managed Futures Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees each Sub-Advisor with respect to its Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Funds; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●

The Domestic Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●

The Global Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median, but slightly above the Long-Short Equity Fund Universe median by 0.0125%. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●

The Global Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Managed Futures Fund Universe median, but above the Peer Group median by 0.10%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.24%, respectively. The Trustees noted that the Fund’s total expenses were not in the top quartile of funds in the Peer Group. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of the funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●

The Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Managed Futures Fund Universe medians by 0.13% and 0.33%, respectively. The Trustees considered that the advisory fee charged by the Investment Advisor to the Managed Futures Fund was higher than the advisory fee it charged to the Global Managed Futures Fund, and noted the Investment Advisor’s explanation that it employs a unique trading model for the Managed Futures Fund that requires it to invest in futures very close to the time of the market close, but limits its trading volume so that the Fund does not affect market prices, and that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance; that these constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund; and that the Global Managed Futures Fund does not currently have the same challenges in implementing the model as the Managed Futures Fund, as the Global Managed Futures Fund trades in multiple, highly liquid markets and has more investment opportunities than the Managed Futures Fund, which focuses solely on domestic equity futures. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.22% and 0.34%, respectively. The Trustees considered the Investment Advisor’s observation that the variance in the Fund’s expense ratio compared to the Peer Group and Fund Universe medians is largely attributable to the Fund’s advisory fee, as described above, and that certain other funds in the Peer Group and Fund Universe are parts of large fund complexes that can support lower expenses or expense caps.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●

The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Small Blend Fund Universe medians. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds with similar objectives and policies as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2019, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Small Cap Fund; had waived a portion of its advisory fees for the Managed Futures Fund, Global Managed Futures Fund, Global Long/Short Fund, and Domestic Long/Short Fund; and had not realized a profit with respect to the Macro Fund, Domestic Long/Short Fund, and Small Cap Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Managed Futures Fund, Global Managed Futures Fund, and Global Long/Short Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds other than the Managed Futures Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of those Funds grow. With respect to the Managed Futures Fund, the Trustees considered the Investment Advisor’s explanation that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance, and the Trustees determined that these capacity constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund.

Wells Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Wells Capital to the Domestic Long/Short Fund and the Global Long/Short Fund. In doing so, the Board considered Wells Capital’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of Wells Capital, as well as its compliance structure. The Board noted that as the sole sub-advisor to each Fund, Wells Capital is primarily responsible for the day-to-day management of each Fund and its investment results, which the Board had discussed when considering the Funds’ advisory agreement with the Investment Advisor. The Trustees noted that the Investment Advisor was recommending renewal of the sub-advisory agreement with respect to each Fund. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Wells Capital to the Domestic Long/Short Fund and the Global Long/Short Fund were satisfactory.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by Wells Capital with respect to the Domestic Long/Short Fund and the Global Long/Short Fund. The Trustees noted that the sub-advisory fee charged to the Global Long/Short Fund was lower than the fee, which includes a management fee and an incentive fee, that Wells Capital charges to manage a commingled vehicle with similar objectives and policies as the Global Long/Short Fund; was within the range or higher than the advisory fees that Wells Capital charges to sub-advise two mutual funds with similar objectives and policies as the Global Long/Short Fund; and was higher than the fee Wells Capital charges to manage a UCITS fund affiliated with Wells Capital, using similar strategies as the Global Long/Short Fund. The Board noted that the mutual fund for which Wells Capital charges a lower sub-advisory fee was an original investor in the global long/short strategy. The Board also noted that Wells Capital does not manage any other accounts with the same objectives and policies as the Domestic Long/Short Fund, and therefore they did not have a good basis for comparing that Fund’s sub-advisory fee with those of other similar client accounts of Wells Capital. The Board considered that the Investment Advisor pays Wells Capital’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Wells Capital under the Wells Capital Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Wells Capital provides to the Domestic Long/Short Fund and the Global Long/Short Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Wells Capital as a result of its relationship with the Domestic Long/Short Fund and the Global Long/Short Fund, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Wells Capital’s compliance program, and the intangible benefits of Wells Capital’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Federated Investment Management Company

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Federated to the Managed Futures Fund and to be provided by Federated to the Global Managed Futures Fund. In doing so, the Board considered that Federated is primarily responsible for the day-to-day management of the portion of the Managed Futures Fund invested in short-term fixed income investments (the “Federated Portfolio”), and that Federated would manage its portion of the Global Managed Futures Fund using the same strategies it used to manage the Federated Portfolio. The Board considered that the Investment Advisor is currently investing the Global Managed Futures Fund’s short-term fixed income portfolio using exchange-traded funds, and that the acquired fund fees and expenses associated with such investments are higher than the sub-advisory fee Federated would charge to manage the portfolio.

With respect to the performance of the Federated Portfolio, the Board noted that the performance is in line with the Investment Advisor’s expectations given the current yield environment, and that the Investment Advisor is recommending renewal of the Federated Sub-Advisory Agreement with respect to the Managed Futures Fund and re-approval of the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of Federated involved in the activities of the Managed Futures Fund and who would be involved in the activities of the Global Managed Futures Fund. In addition, the Board considered the overall quality of the organization and operations of Federated, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Federated to the Managed Futures Fund were satisfactory; that Federated would have the capabilities, resources, and personnel necessary to manage its portion of the Global Managed Futures Fund; and that Federated would provide the Global Managed Futures Fund with a reasonable potential for good investment results.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Federated with respect to the Managed Futures Fund and proposed to be charged by Federated with respect to the Global Managed Futures Fund, which they noted was less than Federated’s standard fees for institutional separate accounts it managed using the same strategy. The Board noted that the Managed Futures Fund pays, and the Global Managed Futures Fund would pay, Federated’s sub-advisory fees directly.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Federated under the Federated Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Federated provides to the Managed Futures Fund. The Board and the Independent Trustees also concluded that, in light of the nature and quality of the services proposed to be provided by Federated to the Global Managed Futures Fund, the compensation to be paid to Federated under the Federated Sub-Advisory Agreement would be fair and reasonable.

Benefits to the Sub-Advisor

The Board also considered the benefits and potential benefits received and to be received by Federated as a result of its relationship with the Managed Futures Fund and Global Managed Futures Fund, respectively, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Federated’s compliance program, and the intangible benefits of Federated’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal or re-approval of each Fund Advisory Agreement, as applicable, was in the best interests of each Fund and its shareholders and, accordingly, renewed or re-approved each Fund Advisory Agreement with respect to the Funds, as applicable.

361 Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Managed Futures Strategy Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$816.30	$10.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.73	11.21
Class I	Actual Performance	1,000.00	817.00	8.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.97	9.97

*	Expenses are equal to the Fund’s annualized expense ratio of 2.24% and 1.99% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Managed Futures Strategy Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$862.70	$9.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.70	10.24
Class I	Actual Performance	1,000.00	862.60	8.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.94	8.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.04% and 1.79% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Domestic Long/Short Equity Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$960.50	$14.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,009.97	14.97
Class I	Actual Performance	1,000.00	961.90	13.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.36	13.58
Class Y	Actual Performance	1,000.00	962.40	12.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.96	12.98

*	Expenses are equal to the Fund’s annualized expense ratio of 3.00%, 2.72% and 2.60% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Long/Short Equity Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$931.70	$13.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.21	13.73
Class I	Actual Performance	1,000.00	933.20	11.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.72	12.22
Class Y	Actual Performance	1,000.00	934.00	11.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.21	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 2.74%, 2.44% and 2.34% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
U.S. Small Cap Equity Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$796.60	$5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.69	6.23
Class I	Actual Performance	1,000.00	797.70	4.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.94	4.97
Class Y	Actual Performance	1,000.00	798.30	3.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.69	4.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 0.99% and 0.84% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Capital

Each a series of Investment Managers Series Trust

Investment Advisor

361 Capital, LLC

4600 South Syracuse Street, Suite 500

Denver, Colorado 80237

Sub-Advisor

Federated Investment Management Company

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222

Wells Capital Management, Inc.

525 Market Street

San Francisco, California 94105

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Managed Futures Strategy Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Managed Futures Strategy Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 U.S. Small Cap Equity Fund – Investor Class shares	ASFQX	461 41Q 386
361 U.S. Small Cap Equity Fund – Class I shares	ASFZX	461 41Q 394
361 U.S. Small Cap Equity Fund – Class Y shares	ASFWX	461 41Q 410

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361capital.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 736-1227 (888-7361CAP).

361 Capital

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/20